Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:	CBIZ MHM, LLC
Business Name (if Different):
Principal Business Address:	401 Plymouth Road, Plymouth Meeting, PA 19462

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name:	Rapid Financial Services, LLC
LLC Business Name (if Different):
Principal Business Address:	4500 East West Highway, 6th Floor, Bethesda, MD 20814

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Not applicable

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading "Item 4." Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See Attachments related to RFS Asset Securitization II LLC Series 2021-1 Transaction.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See Attachments related to RFS Asset Securitization II LLC Series 2021-1 Transaction.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino
	(Print name of duly authorized person)	(Signature)

Date: June 14, 2021

Attachment:

Item 4 of Form ABS Due Diligence-15E related to
Rapid Financial Services, LLC, RFS Asset Securitization II LLC, and

RFS Asset Securitization II LLC - Asset-Backed Notes, Series 2021-1 Transaction

CBIZ MHM, LLC performed a consulting engagement (the “Services”) as described in the attached Consultant Report dated June 14, 2021 (the “Report”).

Accordingly:

•	The nature, scope and design of the Services are solely the responsibility of Rapid Financial Services, LLC, as Seller and Servicer (“Seller”, “Servicer” or “Company”), and RFS Asset Securitization II LLC (“Issuer”, “SPV” or “Purchaser” and together with the Company, “you”, “Specified Parties”, or “Client”), as specified in the Report and the sufficiency of the Services performed is solely the responsibility of the Specified Parties;
•	CBIZ MHM, LLC makes no representations as to the sufficiency of the Services for the purposes of the Specified Parties or for any other purpose;
•	The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and
•	The procedures that CBIZ MHM, LLC performed did not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist. In addition, CBIZ MHM, LLC did not verify the information that was obtained by us or presented in the Report, unless specified in the Report.

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

Attachment:

Item 5 of Form ABS Due Diligence-15E related to

Rapid Financial Services, LLC, RFS Asset Securitization II LLC, and

RFS Asset Securitization II LLC Transaction

Consultant Agent Report dated June 14, 2021 related to

Rapid Financial Services, LLC, RFS Asset Securitization II LLC, and

RFS Asset Securitization II LLC Transaction

Rapid Financial Services, LLC and

RFS Asset Securitization II LLC

Asset-Backed Notes, Series 2021-1

Consultant Report

June 14, 2021

For information related to this report, contact:

CBIZ MHM, LLC
401 Plymouth Road, Suite 200
Plymouth Meeting, PA 19462

M. Michael Aquino	Kristin D. Stanton
Lead Managing Director	Senior Manager
(610) 862-2737	(610) 862-2205
maquino@cbiz.com	kstanton@cbiz.com

This Report is for CLIENT’s Internal Use Only and Should Not Be Relied Upon By Any Third Party.

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

Consultant Engagement

Client Name:	Rapid Financial Services, LLC
RFS Asset Securitization II LLC

Servicer Address:	Rapid Financial Services, LLC
4500 East West Highway, 6th Floor
Bethesda, MD 20814

Servicer Principal Contact:	Joseph Looney, General Counsel

Servicer Phone Number:	(800) 664-0173

Consultants:	David Aquino
Kristin D. Stanton
Marialuisa Veneziale

Report Date:	June 14, 2021

Engagement Dates:	June 7 – 14, 2021

Client and Company Contact:     Joseph Looney, General Counsel

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

June 14, 2021

PRIVATE & CONFIDENTIAL

Mr. Joseph Looney, General Counsel

Rapid Financial Services, LLC

4500 East West Highway, 6th Floor

Bethesda, MD 20814

Dear Mr. Looney:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Rapid Financial Services, LLC, as Seller and Servicer (“Seller”, “Servicer” or “Company”) and RFS Asset Securitization II LLC (“Issuer”, “SPV”, or “Purchaser” and together with the Company, “you”, “Specified Parties”, or “Client”) as it relates to the Asset-Backed Notes, Series 2021-1 transaction and in connection with the Preliminary Offering Memorandum (“POM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated June 4, 2021.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultants”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated June 4, 2021 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated June 4, 2021 with no third-party beneficiaries being created thereby and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Contact Name	Title/Department
William Banick	Director of Development
Harkaran Atwal	Senior Financial Analyst
Kirk Keshishian	Manager, Financial Planning & Analytics
Terry Thornton	VP of Credit and Analytics
Jose Cabrera	Business Systems Support Analyst

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

•	Client	Rapid Financial Services, LLC and
RFS Asset Securitization II LLC
•	Seller, Servicer or Company	Rapid Financial Services, LLC
•	Issuer, SPV or Purchaser	RFS Asset Securitization II LLC
•	M	$000s
•	MM	$000,000s
•	POM	Preliminary Offering Memorandum, which date still needs to be determined
•	Selected Receivables	Sample of 200 Receivables made for testing

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

TABLE OF CONTENTS

STATEMENT OF WORK		8

Scope Modification		11

A.	DATA INTEGRITY TEST FOR LOAN	12

EXHIBITS

A.1	DATA INTEGRITY TEST FOR LOANS

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

STATEMENT OF WORK
PURSUANT TO THE ENGAGEMENT LETTER
DATED JUNE 4, 2021 BY AND BETWEEN
CBIZ MHM, LLC (“CBIZ”)
AND RAPID FINANCIAL SERVICES, LLC (“SELLER”, “SERVICER” OR “COMPANY”) AND RFS ASSET SECURITIZATION II LLC (“ISSUER”, “SPV”, “PURCHASER” OR “COMPANY”), COLLECTIVELY “YOU” OR “CLIENT”

Relevant Entities:

Rapid Financial Services, LLC (“RFS” or the “Company”), as Seller (in such capacity, the “Seller”) and as Servicer (in such capacity, the “Servicer”) and RFS Asset Securitization II LLC (“Issuer”, “SPV”, “Purchaser” and together with RFS, “you” or “Client”)

Time Periods to be tested:

See the below Scope of Services

Location:

Remotely in the CBIZ office in Plymouth Meeting, PA

The Company’s office in New York, NY (if necessary or required)

Additional Request:

Document all discussions with and inquiries of management.

Note: All samples are judgmentally selected unless specified by Client.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Consultant report should separately identify material weaknesses from observations made that may represent improvements to the Company’s processes.

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

SCOPE OF SERVICES

A.	Data File Integrity Test

1.	From the electronic data file provided by the Client as of April 30, 2021 (“Data File”), a sample of future receivables purchased from merchants (the “Factored Receivables”) and business loans made to merchants (the “Loan Receivables,” together with the Factored Receivables, the “Receivables”) were selected as follows to perform the below procedures:

a.	CBIZ was instructed by the Company to select 200 Receivables from the Data File (the “Selected Receivables”) following the guidance described below:

i.	calculate the ratio of the count of Loan Receivables to the count of Factored Receivables for all Receivables in the Data File, which is approximately 91 to 9, respectively;

ii.	select the largest 91 Loan Receivables and the largest 9 Factored Receivables based on Outstanding Receivable Balance. For purposes of this procedure, we were instructed by the Company that Outstanding Receivable Balance is calculated as the product of (x) Current Balance divided by the sum of one and Factor Rate, and (y) the difference of (a) one minus (b) Syndicated Amount divided by Advance Amount, each in the Data File; and,

iii.	select another 91 Loan Receivables and 9 Factored Receivables randomly from the remaining Receivables.

b.	Unless otherwise indicated, the following definitions will be utilized to perform the below Data File Attribute procedures:

i.	The term “compared” means compared to the information shown and found it to be in agreement. Such compared information was deemed to be in agreement if differences were within the materiality threshold, as applicable.

ii.	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

iii.	The term “materiality threshold” means that dollar amounts, months, decimals, and percentages were within $1.00, 1, 0.01, and 0.01%, respectively.

iv.	The term “Attributes” refers to the Company-selected characteristics listed in the table below.

v.	The term “Loan Agreement” means copies of loan agreements for each selected Loan Receivable provided by the Company. We make no representation regarding the execution of the Loan Agreement by the borrower or the validity of the borrower(s) signature(s).

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

vi.	The term “Future Receivable Sales Agreement” means copies of sales agreements for each selected Factored Receivable provided by the Company. We make no representation regarding the execution of the Future Receivable Sales Agreements by the borrower or the validity of the borrower(s) signature(s).

vii.	The term “Billing System File” means the electronic file (“Billing System File”) provided by the Company containing information related to initial funding date, current balance, original term, and factor rate with respect to the Receivables.

viii.	The term “Application System File” means the electronic file (“Application System File”) provided by the Company containing information related to billing state, industry, primary guarantor FICO, and years in business with respect to the Receivables.

ix.	The term “Analytic File” means the electronic file (“Analytics File”) provided by the Company containing information related to loss estimation model decile, remaining term, yield at origination, missed payment factor, delinquency status based on missed payment factor, and performance ratio with respect to the Receivables.

x.	The term “SIC Mapping File” means the electronic file (“SIC2 Mapping”) provided by the Company containing information related to the mapping of SIC codes to industry descriptions.

xi.	The term “Source Documents” means the Loan Agreements, Future Receivable Sales Agreements, Billing System File, Application System File, Analytic File, and SIC Mapping File.

The following are the Data File Attributes to be tested:

Attribute	Source / Procedure
Capital Account ID	Compare to Billing System File
Product Type	Loan Receivable: Compare to Loan Agreement Factored Receivable: Compare to Future Receivable Sales Agreement
Billing State	Compare to Application System File
SICCODE	Recompute using Industry in Application System File and SIC Mapping File
Primary Guarantor FICO	Compare to Application System File
LEM Decile	Compare to Analytic File
Payment Frequency	Loan Receivable: Compare to Loan Agreement Factored Receivable: Compare to Future Receivable Sales Agreement
Initial Funding Date	Compare to Billing System File
Years in Business	Compare to Application System File
Current Balance	Compare to Billing System File
Term (Months)	Recompute by taking the integer part of a fraction, the numerator of which is Term (est Days) and the denominator of which is 30
Remaining Terms (Months)	Recompute by rounding a fraction, the numerator of which is Remaining Term (Days) and the denominator of which is 30

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

Factor Rate	Compare to Billing System File
Yield at Origination	Compare to Analytic File
Missed Payment Factor	Recompute by dividing RepaymentsBehind by PaymentAmount

Delinquency Status Based on MPF	Recompute using Missed Payment Factor and Payment Frequency and the following methodology:
	1)	if Payment Frequency is “Weekly”
		a)	if Missed Payment Factor is less than 4, “(a) 0 – 30”
		b)	if Missed Payment Factor is greater than or equal to 4 but less than 8, “(b) 31 – 60”

		c)	if Missed Payment Factor is greater than or equal to 8 but less than 12, “(c) 61 – 90”
		d)	if Missed Payment Factor is greater than or equal to 12, “(d) 91+”
	2)	if Payment Frequency is “Business Days”
		a)	if Missed Payment Factor is less than 22, “(a) 0 – 30”
		b)	if Missed Payment Factor is greater than or equal to 22 but less than 44, “(b) 31 – 60”
		c)	if Missed Payment Factor is greater than or equal to 44 but less than 66, “(c) 61 – 90”
		d)	if Missed Payment Factor is greater than or equal to 66, “(d) 91+”
Performance Ratio	Recompute using 15 days Flag, RepaymentsToDate, and ExpectedPayments and the following methodology:
	1)	if 15 days Flag is “1”, 0%
	2)	if 15 days Flag is “0”, a faction, the numerator of which is RepaymentsToDate and the denominator of which is ExpectedPayments

2.	Document your testing results in a worksheet. In your written summary of results, note any exceptions and management's response to such. Note that the names of Obligors should remain anonymous in documenting test results.

Scope Modification

Per discussion with the Client, since Receivables that were modified due to COVID-19 are being tracked for Material Modifications, Missed Payment Factors, Delinquency Status and Performance Ratios outside of the operating system in Excel as of April 30, 2021, Management requested that we utilize the provided modified repayment schedule in Excel in order to recalculate the Performance Ratio attributes for the Receivables that were modified due to COVID-19.

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

A. Data Integrity Test for Loan

The Company provided an electronic Data File as of April 30, 2021 for receivables to be pledged. Consultants was instructed by the Company to select 200 Receivables from the Data File (the “Selected Receivables”) following the guidance described below:

1.	calculate the ratio of the count of Loan Receivables to the count of Factored Receivables for all Receivables in the Data File, which is approximately 91 to 9, respectively;

2.	select the largest 91 Loan Receivables and the largest 9 Factored Receivables based on Outstanding Receivable Balance. For purposes of this procedure, we were instructed by the Company that Outstanding Receivable Balance is calculated as the product of (x) Current Balance divided by the sum of one and Factor Rate, and (y) the difference of (a) one minus (b) Syndicated Amount divided by Advance Amount, each in the Data File; and,

3.	select another 91 Loan Receivables and 9 Factored Receivables randomly from the remaining Receivables.

All 200 Selected Receivables were tested according to the requested Scope procedures. The schedule for the Data File Integrity Test can be found as Exhibit A.1.

The Consultants tested the following Attributes per the data tape as of April 30, 2021 and noted the following results amongst the 200 Selected Receivables:

Attribute	Source / Procedure
Capital Account ID	Compare to Billing System File
Product Type	Loan Receivable: Compare to Loan Agreement Factored Receivable: Compare to Future Receivable Sales Agreement
Billing State	Compare to Application System File
SICCODE	Recompute using Industry in Application System File and SIC Mapping File
Primary Guarantor FICO	Compare to Application System File
LEM Decile	Compare to Analytic File
Payment Frequency	Loan Receivable: Compare to Loan Agreement Factored Receivable: Compare to Future Receivable Sales Agreement
Initial Funding Date	Compare to Billing System File
Years in Business	Compare to Application System File
Current Balance	Compare to Billing System File
Term (Months)	Recompute by taking the integer part of a fraction, the numerator of which is Term (est Days) and the denominator of which is 30
Remaining Terms (Months)	Recompute by rounding a fraction, the numerator of which is Remaining Term (Days) and the denominator of which is 30
Factor Rate	Compare to Billing System File
Yield at Origination	Compare to Analytic File
Missed Payment Factor (“MPF”)	Recompute by dividing RepaymentsBehind by PaymentAmount

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

Delinquency Status Based on MPF	Recompute using Missed Payment Factor and Payment Frequency and the following methodology:
	1)	if Payment Frequency is “Weekly”
		a.	if Missed Payment Factor is less than 4, “(a) 0 – 30”
		b.	if Missed Payment Factor is greater than or equal to 4 but less than 8, “(b) 31– 60”

		c.	if Missed Payment Factor is greater than or equal to 8 but less than 12, “(c) 61 – 90”
		d.	if Missed Payment Factor is greater than or equal to 12, “(d) 91+”
	2)	if Payment Frequency is “Business Days”
		a.	if Missed Payment Factor is less than 22, “(a) 0 – 30”
		b.	if Missed Payment Factor is greater than or equal to 22 but less than 44, “(b) 31 – 60”
		c.	if Missed Payment Factor is greater than or equal to 44 but less than 66, “(c) 61 – 90”
		d.	if Missed Payment Factor is greater than or equal to 66, “(d) 91+”
Performance Ratio	Recompute using 15 days Flag, RepaymentsToDate, and ExpectedPayments and the following methodology:
	1)	if 15 days Flag is “1”, 0%
	2)	if 15 days Flag is “0”, a faction, the numerator of which is RepaymentsToDate and the denominator of which is ExpectedPayments

Rapid Financial Services and RFS Asset Securitization II LLC Asset-Backed Notes, Series 2021-1 – June 14, 2021	Consulting Report

Results of Testing

The table below outlines the Consultants results as follows:

DATA INTEGRITY TEST	SAMPLE SIZE	EXCEPTIONS FOUND	%	Note
a. Capital Account ID	200	0	0.0%	A
b. Product Type	200	0	0.0%	A
c. Billing State	200	0	0.0%	A
d. SICCODE	200	0	0.0%	A
e. Primary Guarantor FICO	200	0	0.0%	A
f. LEM Decile	200	0	0.0%	A
g. Payment Frequency	200	0	0.0%	A
h. Initial Funding Date	200	0	0.0%	A
i. Years in Business	200	0	0.0%	A
j. Current Balance	200	1	0.5%	B
k. Term (Months)	200	0	0.0%	A
l. Remaining Terms (Months)	200	0	0.0%	A
m. Factor Rate	200	0	0.0%	A
n. Yield at Origination	200	0	0.0%	A
o. Missed Payment Factor	200	0	0.0%	A
p. Delinquency Status Based on MPF	200	6	3.0%	C
q. Performance Ratio	200	0	0.0%	D

A.	Per procedures performed for the applicable attribute noted in the aforementioned Attribute testing table, no exceptions were noted.

B.	Per the table above, the Consultants calculated a difference of approximately $(352) in the Current Balance for one (1) of the Selected Receivables. Per discussion with Management and review of the payment history files provided, the variance is due to a payment application timing issue. The customer made a payment on April 30, 2021 that was not applied until May 2021.

C.	The Consultants noted that there were variances in the Delinquency Status Based on MPF recalculation for six (6) of the Selected Receivables. These exceptions were marked as delinquent on the Data File but should have been labeled as current based on the procedures performed. Management stated that MPF is utilized for calculations regarding excess concentrations and triggers for the Offering Memorandum and future calculations, which was recalculated by the Consultants per the table above without exception.

D.	Per procedures performed for the applicable attribute noted in the aforementioned Attribute testing table, no exceptions were noted. The Consultants noted that, in regard to recalculating the Performance Ratio as noted on the Data File, nine (9) of the Selected Receivables were recomputed on the basis of the Scope Modification paragraph specified above. Per Management, the Receivables that were modified due to COVID-19 are being tracked for Material Modifications, Missed Payment Factors, Delinquency Status and Performance Ratios outside of the operating system in Excel as of April 30, 2021 due to the need to quickly modify loans given the nature of the COVID-19 environment in the prior year. Management provided the Excel file and noted that the goal was to maximize the likelihood of successful repayment on the portfolio. Management will continue tracking these COVID-19 modified Receivables in Excel until resolution. Utilizing the modified repayment schedule, the Consultants noted no differences when recalculating the Performance Ratio attribute for the aforementioned Selected Receivables.

14

 Exhibit A.1

Rapid Financial Services – RFS Asset Securitization II LLC – Series 2021-1

Data Integrity Test for Loans

April 30, 2021

		Attributed Tested per Scope
	Loan Number	Capital Account ID (a)	Product Type (b)	Billing State (c)	SICCODE (d)	Primary Guarantor FICO (e)	LEM Decile (f)	Payment Frequency (g)	Initial Funding Date (h)	Years in Business (i)	Current Balance (j)	Term (Months) (k)	Remaining Term (Months) (l)	Factor Rate (m)	Yield at Origination (n)	Missed Payment Factor (o)	Delinquency Status Based on MPF (p)	Performance Ratio (q)
1	2067429	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2	2068206	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3	2070492	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
4	2071190	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE
5	2072228	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
6	2072638	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
7	2072908	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE
8	2072968	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE
9	2072976	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
10	2072979	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE
11	2073348	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE
12	2073718	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE
13	2073984	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
14	2074019	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
15	2074204	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
16	2074385	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
17	2074558	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
18	2074584	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
19	2074622	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
20	2074781	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
21	2074849	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
22	2074911	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
23	2075059	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
24	2075104	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
25	2075198	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
26	2075225	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
27	2075247	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
28	2075278	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
29	2075281	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
30	2075293	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
31	2075317	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
32	2075376	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
33	2075390	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
34	2075404	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
35	2075463	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
36	2075493	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

 Exhibit A.1

Rapid Financial Services – RFS Asset Securitization II LLC – Series 2021-1

Data Integrity Test for Loans

April 30, 2021

		Attributed Tested per Scope
	Loan Number	Capital Account ID (a)	Product Type (b)	Billing State (c)	SICCODE (d)	Primary Guarantor FICO (e)	LEM Decile (f)	Payment Frequency (g)	Initial Funding Date (h)	Years in Business (i)	Current Balance (j)	Term (Months) (k)	Remaining Term (Months) (l)	Factor Rate (m)	Yield at Origination (n)	Missed Payment Factor (o)	Delinquency Status Based on MPF (p)	Performance Ratio (q)
37	2075528	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
38	2075578	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
39	2075623	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
40	2075647	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
41	2075653	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
42	2075669	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
43	2075728	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
44	2075807	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
45	2075865	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
46	2075880	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
47	2075889	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
48	2075910	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
49	2075935	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
50	2075938	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
51	2075977	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
52	2076075	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
53	2076126	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
54	2076165	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
55	2076241	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
56	2076251	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
57	2076261	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
58	2076292	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
59	2076302	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
60	2076361	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
61	2076367	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
62	2076368	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
63	2076420	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
64	2076433	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
65	2076474	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
66	2076480	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
67	2076525	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
68	2076535	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
69	2076536	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
70	2076542	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
71	2076590	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
72	2076612	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

 Exhibit A.1

Rapid Financial Services – RFS Asset Securitization II LLC – Series 2021-1

Data Integrity Test for Loans

April 30, 2021

		Attributed Tested per Scope
	Loan Number	Capital Account ID (a)	Product Type (b)	Billing State (c)	SICCODE (d)	Primary Guarantor FICO (e)	LEM Decile (f)	Payment Frequency (g)	Initial Funding Date (h)	Years in Business (i)	Current Balance (j)	Term (Months) (k)	Remaining Term (Months) (l)	Factor Rate (m)	Yield at Origination (n)	Missed Payment Factor (o)	Delinquency Status Based on MPF (p)	Performance Ratio (q)
73	2076617	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
74	2076652	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
75	2076666	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
76	2076679	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
77	2076682	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
78	2076762	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
79	2076764	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
80	2076765	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
81	2076775	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
82	2076804	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
83	2076814	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
84	2076822	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
85	2076823	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
86	2076882	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
87	2076884	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
88	2076928	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
89	2076958	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
90	2076980	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
91	2076985	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
92	2077012	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
93	2077014	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
94	2077049	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
95	2077050	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
96	2077059	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
97	2077070	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
98	2077072	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
99	2077073	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
100	2077076	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
101	2077104	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
102	2077130	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
103	2077186	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
104	2077206	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
105	2077213	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
106	2077259	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
107	2077276	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
108	2077297	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

 Exhibit A.1

Rapid Financial Services – RFS Asset Securitization II LLC – Series 2021-1

Data Integrity Test for Loans

April 30, 2021

		Attributed Tested per Scope
	Loan Number	Capital Account ID (a)	Product Type (b)	Billing State (c)	SICCODE (d)	Primary Guarantor FICO (e)	LEM Decile (f)	Payment Frequency (g)	Initial Funding Date (h)	Years in Business (i)	Current Balance (j)	Term (Months) (k)	Remaining Term (Months) (l)	Factor Rate (m)	Yield at Origination (n)	Missed Payment Factor (o)	Delinquency Status Based on MPF (p)	Performance Ratio (q)
109	2077302	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
110	2077306	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
111	2077317	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
112	2077331	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
113	2077333	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
114	2077372	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
115	2077373	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
116	2077408	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
117	2077486	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
118	2077501	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
119	2077514	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
120	2077529	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
121	2077545	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
122	2077561	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
123	2077581	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
124	2077583	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
125	2077624	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
126	2077629	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
127	2077637	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
128	2077638	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
129	2077639	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
130	2077649	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
131	2077663	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
132	2077696	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
133	2077711	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
134	2077737	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
135	2077741	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
136	2077742	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
137	2077770	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
138	2077793	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
139	2077804	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
140	2077810	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
141	2077818	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
142	2077819	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
143	2077823	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
144	2077836	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
145	2077839	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

 Exhibit A.1

Rapid Financial Services – RFS Asset Securitization II LLC – Series 2021-1

Data Integrity Test for Loans

April 30, 2021

		Attributed Tested per Scope
	Loan Number	Capital Account ID (a)	Product Type (b)	Billing State (c)	SICCODE (d)	Primary Guarantor FICO (e)	LEM Decile (f)	Payment Frequency (g)	Initial Funding Date (h)	Years in Business (i)	Current Balance (j)	Term (Months) (k)	Remaining Term (Months) (l)	Factor Rate (m)	Yield at Origination (n)	Missed Payment Factor (o)	Delinquency Status Based on MPF (p)	Performance Ratio (q)
146	2077858	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
147	2077876	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
148	2077877	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
149	2077887	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
150	2077892	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
151	2077894	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
152	2077898	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
153	2077914	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
154	2077915	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
155	2077918	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
156	2077922	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
157	2077926	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
158	2077947	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
159	2079929	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
160	2079930	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
161	2079932	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
162	2079937	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
163	2079951	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
164	2079953	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
165	2079966	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
166	2079979	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
167	2079997	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
168	2079998	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
169	2080003	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
170	2080017	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
171	2080019	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
172	2080034	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
173	2080035	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
174	2080041	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
175	2080061	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
176	2080069	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
177	2080126	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
178	2080134	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
179	2080147	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
180	2080160	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
181	2080177	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
182	2080185	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

 Exhibit A.1

Rapid Financial Services – RFS Asset Securitization II LLC – Series 2021-1

Data Integrity Test for Loans

April 30, 2021

		Attributed Tested per Scope
	Loan Number	Capital Account ID (a)	Product Type (b)	Billing State (c)	SICCODE (d)	Primary Guarantor FICO (e)	LEM Decile (f)	Payment Frequency (g)	Initial Funding Date (h)	Years in Business (i)	Current Balance (j)	Term (Months) (k)	Remaining Term (Months) (l)	Factor Rate (m)	Yield at Origination (n)	Missed Payment Factor (o)	Delinquency Status Based on MPF (p)	Performance Ratio (q)
183	2080189	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
184	2080194	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
185	2080203	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
186	2080214	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
187	2080246	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
188	2080252	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
189	2080257	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
190	2080266	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
191	2080277	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
192	2080293	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
193	2080296	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
194	2080299	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
195	2080304	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
196	2080316	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
197	2080331	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
198	2080320	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
199	2080330	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
200	2080346	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE